Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Columbia Disciplined Value Fund Institutional Class - CVQZX
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 24,773	$ 21,100	$ 19,208	$ 18,734	$ 13,283	$ 14,211	$ 14,293	$ 12,664	$ 11,065	$ 10,755	$ 10,000
Columbia Disciplined Value Fund Class C - RDCCX
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Account Value	$ 22,408	19,280	17,733	17,469	12,497	13,503	13,731	12,280	10,835	10,640	10,000
Columbia Disciplined Value Fund Advisor Class - COLEX
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 24,720	21,051	19,183	18,693	13,249	14,178	14,259	12,633	11,036	10,726	10,000
Columbia Disciplined Value Fund Class A - RLCAX
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 22,768	19,429	18,974	17,337	12,319	13,210	13,326	11,833	10,358	10,104	9,422
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 23,586	20,546	17,728	19,249	13,816	14,700	13,974	12,757	11,213	10,640	10,000
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 33,519	$ 27,587	$ 24,424	$ 26,226	$ 19,009	$ 16,967	$ 15,710	$ 13,521	$ 11,661	$ 11,124	$ 10,000